Derivative financial instruments - Additional Information (Detail) In Millions			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2009 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2009 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)
Derivative [Line Items]
Unrealized gains or (losses) on derivative financial instruments			$ 1,123	¥ 93,370	¥ 71,538	¥ (80,298)	¥ (240)	$ (3)	¥ (26,476)	¥ (33,578)
Credit risk derivatives, fair value, net liability	330	27,432
Credit risk derivatives, aggregate fair value of assets posted	69	5,773
Maximum amount of assets to be posted If the ratings decline below specified thresholds	$ 330	¥ 27,432